Pensions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]
Net pension cost

(in USD million)	2018	2017	2016

Current service cost	214	242	238
Interest cost	-	-	192
Interest (income) on plan asset	-	-	(148)
Past service cost	0	(0)	2
Losses (gains) from curtailment, settlement or plan amendment	20	15	109
Actuarial (gains) losses related to termination benefits	0	(1)	59
Notional contribution plans	55	51	50

Defined benefit plans	289	308	503

Defined contribution plans	173	162	148

Total net pension cost	462	469	650

Disclosure of defined benefit plans [table text block]
(in USD million)	2018	2017

Defined benefit obligations (DBO)
Defined benefit obligations at 1 January	8,286	7,791
Current service cost	214	243
Interest cost	182	219
Actuarial (gains) losses - Financial assumptions	174	(26)
Actuarial (gains) losses - Experience	(27)	(21)
Benefits paid	(219)	(311)
Losses (gains) from curtailment, settlement or plan amendment	(1)	13
Paid-up policies	(18)	(84)
Foreign currency translation	(469)	411
Changes in notional contribution liability	55	52

Defined benefit obligations at 31 December	8,176	8,286

Fair value of plan assets
Fair value of plan assets at 1 January	5,687	5,250
Interest income	136	148
Return on plan assets (excluding interest income)	(135)	283
Company contributions	49	39
Benefits paid	(217)	(196)
Paid-up policies and personal insurance	(18)	(121)
Foreign currency translation	(315)	283

Fair value of plan assets at 31 December	5,187	5,687

Net pension liability at 31 December	(2,990)	(2,599)

Represented by:
Asset recognised as non-current pension assets (funded plan)	831	1,306
Liability recognised as non-current pension liabilities (unfunded plans)	(3,821)	(3,905)

DBO specified by funded and unfunded pension plans	8,176	8,286

Funded	4,359	4,392
Unfunded	3,817	3,894

Actual return on assets	1	431

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2018	2017	2016

Net actuarial (losses) gains recognised in OCI during the year	(282)	331	(482)
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	172	(158)	(21)
Tax effects of actuarial (losses) gains recognised in OCI	22	(38)	129

Recognised directly in OCI during the year net of tax	(88)	135	(374)

Cumulative actuarial (losses) gains recognised directly in OCI net of tax	(1,141)	(1,053)	(1,188)

Actuarial assumptions [text block]
Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

	2018	2017	2018	2017

Discount rate	2.50	2.50	2.75	2.50
Rate of compensation increase	2.25	2.25	2.75	2.25
Expected rate of pension increase	1.75	1.75	2.00	1.75
Expected increase of social security base amount (G-amount)	2.25	2.25	2.75	2.25

Weighted-average duration of the defined benefit obligation			15.9	17.2

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Changes in:
Defined benefit obligation at 31 December 2018	(611)	695	169	(167)	520	(473)	296	(324)
Service cost 2019	(21)	25	7	(7)	16	(14)	8	(9)

Portfolio weighting as approved by the board of Statoil Pension [text block]
Pension assets on investments classes			Target portfolio weight
(in %)	2018	2017

Equity securities	36.5	37.5	31 - 43
Bonds	44.9	41.7	36 - 48
Money market instruments	12.3	14.3	0 - 29
Real estate	6.3	6.1	5 - 10
Other assets	0.0	0.4

Total	100.0	100.0